20. INCOME TAXES: Schedule of Unrecognized noncapital loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Unrecognized noncapital loss carryforwards
Canada
2037	$30,000
2038	507,000
2039	5,156,000
2040	11,581,000

Total	$17,274,000